Expected Amortization of Produced and Licensed Content (Details) $ in Millions	Oct. 03, 2020 USD ($)
Theatrical Film Costs, Released [Abstract]
2021	$ 1,191
2022	734
2023	402
Theatrical Film Costs, Completed Not Released [Abstract]
2021	496
Television Costs, Released [Abstract]
2021	2,369
2022	1,352
2023	856
Television Costs, Completed Not Released [Abstract]
2021	186
Licensed Content [Abstract]
2021	3,882
2022	1,338
2023	606
Monetized Individually
Theatrical Film Costs, Released [Abstract]
2021	731
2022	347
2023	195
Theatrical Film Costs, Completed Not Released [Abstract]
2021	488
Television Costs, Released [Abstract]
2021	893
2022	460
2023	286
Television Costs, Completed Not Released [Abstract]
2021	4
Licensed Content [Abstract]
2021	0
2022	0
2023	0
Monetized as a Group
Theatrical Film Costs, Released [Abstract]
2021	460
2022	387
2023	207
Theatrical Film Costs, Completed Not Released [Abstract]
2021	8
Television Costs, Released [Abstract]
2021	1,476
2022	892
2023	570
Television Costs, Completed Not Released [Abstract]
2021	182
Licensed Content [Abstract]
2021	3,882
2022	1,338
2023	$ 606